SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Property, Plant and Equipment [Line Items]
Rent deferrals	$ 50,000	$ 250,000
Average common shares outstanding	2,015,780	2,015,780
Minimum [Member]
Property, Plant and Equipment [Line Items]
Deferred charges amortization period	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Deferred charges amortization period	21 years